BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Preliminary Estimated Fair Value of Assets Acquired and Liabilities Assumed
The table below summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Care.com
(In thousands)
Cash and cash equivalents	$57,702
Short-term investments	20,000
Accounts receivable	20,213
Other current assets	7,479
Property and equipment	2,894
Goodwill	404,313
Intangible assets	116,800
Deferred income taxes	32,112
Other non-current assets	30,444
Total assets	691,957
Deferred revenue	(13,422)
Other current liabilities	(39,698)
Deferred income taxes	(25,824)
Other non-current liabilities	(26,039)
Net assets acquired	$586,974

Schedule of Preliminary Estimated Fair Value of Intangible Assets Acquired
The fair values of the identifiable intangible assets acquired at the date of acquisition are as follows:

	Care.com
	(In thousands)	Useful Life (Years)
Indefinite-lived trade name and trademarks	$59,300	Indefinite
Developed technology	21,200	2
Customer relationships	35,500	2 - 5
Provider relationships	800	4
Total identifiable intangible assets acquired	$116,800

Schedule of Pro Forma Financial Information

	Years Ended December 31,
	2020	2019
	(In thousands, except per share data)
Revenue	$2,807,633	$2,708,423
Net earnings from continuing operations	$317,073	$41,844
Basic earnings per share from continuing operations	$3.72	$0.37
Diluted earnings per share from continuing operations	$3.50	$0.37
Net earnings (loss) attributable to IAC shareholders	$296,933	$(16,926)
Basic earnings (loss) per share attributable to IAC shareholders	$3.48	$(0.20)
Diluted earnings (loss) per share attributable to IAC shareholders	$3.26	$(0.20)